Janus Henderson Venture Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.46%	1.88%	8.81%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.81%	2.29%	8.64%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	2.94%	9.29%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	3.36%	9.74%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.10%	3.46%	9.84%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.47%	1.49%	7.99%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.24%	2.24%	7.53%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.85%	3.22%	9.58%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.